DERIVATIVE LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DERIVATIVE LIABILITY

NOTE 10 – DERIVATIVE LIABILITY

The FASB has issued authoritative guidance whereby instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The conversion prices of the Notes described in Note 6 were not a fixed amount because they were either subject to an adjustment based on the occurrence of future offerings or events or they were variable. Since the number of shares is not explicitly limited, the Company is unable to conclude that enough authorized and unissued shares are available to settle the conversion option. In accordance with the FASB authoritative guidance, the conversion features have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations. As of September 30, 2021, and December 31, 2020, the derivative liabilities were valued using probability weighted option pricing models with the following assumptions:

	9/30/21	12/31/20

Exercise Price	$0.00595-0.007140	$0.00015–0.00018
Stock Price	.0121	$0.0003
Risk-free interest rate	0.06%	0.06%
Expected volatility	204.20	236%
Expected life (in years)	1.00	1.00
Expected dividend yield	0%	0%
Fair Value:	$0	$3,156,582

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the conversion feature of the notes was based on the remaining term of the notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends in the past and does not expect to pay dividends in the future.

As of September 30, 2021 and supported by a legal opinion which challenged the original transactions as void and advised the Company not to process any conversion notices from Golock , the Company stopped recording the derivative liability on the Golock convertible notes.

NOTE 10 – DERIVATIVE LIABILITY

The FASB has issued authoritative guidance whereby instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The conversion prices of the Notes described in Note 6 were not a fixed amount because they were either subject to an adjustment based on the occurrence of future offerings or events or they were variable. Since the number of shares is not explicitly limited, the Company is unable to conclude that enough authorized and unissued shares are available to settle the conversion option. In accordance with the FASB authoritative guidance, the conversion features have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations. As of December 31, 2020 and 2019, the derivative liabilities were valued using probability weighted option pricing models with the following assumptions:

	December 31, 2020	December 31, 2019
Exercise Price	$0.0015-0.0018	$0.00015–0.00018
Stock Price	.0114	$0.0003
Risk-free interest rate	0.17%	1.59%
Expected volatility	737.80	236%
Expected life (in years)	1.00	1.00
Expected dividend yield	0%	0%
Fair Value:	$3,156,582	$922,509

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the conversion feature of the notes was based on the remaining term of the notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends in the past and does not expect to pay dividends in the future.

During the year ended December 31, 2019, the Company recorded derivative liabilities of $357,465 related to the issuance of certain new convertible notes, a modification of $189,186 relating to an additional derivative, and recognized $1,179,556 as other income, which represented the net change in the value of the derivative liability at December 31, 2019.

Stage It Corp [Member]
DERIVATIVE LIABILITY

NOTE 6 – DERIVATIVE LIABILITY

The FASB has issued authoritative guidance whereby instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The conversion prices of the Notes described in Note 3 were not a fixed amount because they were either subject to an adjustment based on the occurrence of future offerings or events or they were variable. Since the number of shares is not explicitly limited, the Company is unable to conclude that enough authorized and unissued shares are available to settle the conversion option. In accordance with the FASB authoritative guidance, the conversion features have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations. As of September 30, 2021 and December 31, 2020 the derivative liabilities were valued using probability weighted option pricing models with the following assumptions:

	September 30, 2021	December 31, 2020
Exercise Price	$1.19	$1.19
Stock Price	$1.59	$1.59
Risk-free interest rate	0.04%	0.10%
Expected volatility	110.45%	94.55%
Expected life (in years)	1.00	1.00
Expected dividend yield	0%	0%
Fair Value:	$2,670,162	$2,404,981

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the conversion feature of the notes was based on the remaining term of the notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends in the past and does not expect to pay dividends in the future.

NOTE 6 – DERIVATIVE LIABILITY

The FASB has issued authoritative guidance whereby instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The conversion prices of the Notes described in Note 3 were not a fixed amount because they were either subject to an adjustment based on the occurrence of future offerings or events or they were variable. Since the number of shares is not explicitly limited, the Company is unable to conclude that enough authorized and unissued shares are available to settle the conversion option. In accordance with the FASB authoritative guidance, the conversion features have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations. As of December 31, 2020 and 2019, the derivative liabilities were valued using probability weighted option pricing models with the following assumptions:

	December 31, 2020	December 31, 2019
Exercise Price	$1.19	$1.19
Stock Price	1.59	$1.59
Risk-free interest rate	0.10%	2.54%
Expected volatility	94.55%	147.95%
Expected life (in years)	1.00	1.00
Expected dividend yield	0%	0%
Fair Value:	$2,404,981	$2,099,025

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the conversion feature of the notes was based on the remaining term of the notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends in the past and does not expect to pay dividends in the future.